Reserves for Losses and Loss Adjustment Expenses - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years	$ (3.0)	$ 124.6	$ (62.9)
Insurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years	77.6	184.6
Reinsurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years	$ (80.6)	$ 60.0